Business acquisition, integration and reorganization costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Business acquisition, integration and reorganization costs [Abstract]
Acquisition Costs	$ 1,554	$ 3,964
Integration Costs	2,189	6,808
Reorganization costs related to modifications to cost structure	4,582	845
Employee Compensation Costs	597	0
Increase (decrease) in contingent consideration asset (liability)	9,157	0
Business acquisition, integration and reorganization costs	$ 18,079	11,617
Employee benefits expense		$ 2,820